COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of December 31, 2016, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2017	70,851
2018	33,850
2019	8,505
2020	3,873
2021 and thereafter	574

117,653

Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties, except for the building leased from a related party as disclosed in Note 18. For the years ended December 31, 2014, 2015 and 2016, total rental expenses for all operating leases were US$14,302, US$33,769 and US$66,330, respectively.

Income taxes

As of December 31, 2016, the Company had accrued US$121,856  for unrecognized tax benefits (Note 16). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2016, the Company classified the accrual for unrecognized tax benefits as a current liability.

Guarantees

In accordance with ASC 460, the Company determined that the fair value of the guarantees provided on the transferred mortgage and unsecured loans and guaranteed loans (Note 7) was insignificant as of December 31, 2016 because the potential exposure to the Company was minimal, as (i) each transferred mortgage loan and guaranteed loan was guaranteed by the borrower’s assets with a fair value substantially greater than the loan principal amounts, and (ii) each transferred unsecured loan was separately assessed by the Company based on recovery risk and the likelihood of default was considered remote. Additionally, no contingent liability was recorded as of December 31, 2016 as there were no indicators that the borrowers will default in the foreseeable future.